Leases (Details) - Schedule of Amounts Recognised in Profit or Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognised in Profit or Loss [Abstract]
Depreciation expense of right-of-use assets	¥ 2,198	¥ 3,433	¥ 4,139
Interest expense on lease liabilities	264	235	1,082
Covid-19-related rent concessions from a lessor		(859)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,718	1,676	1,604
Total amount recognised in profit or loss	¥ 4,180	¥ 4,485	¥ 6,825